NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed is determined based on the lowest level input that is significant to the fair value measurement.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2013:

		Fair Value Measurements at December 31, 2013 using:
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Debt Derivative liabilities	$558,548	—	—	$558,548

The debt derivative  and warrant liabilities are measured at fair value using quoted market prices and estimated volatility factors based on historical prices for the Company’s common stock and are classified within Level 3 of the valuation hierarchy.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2013 and 2012:

Debt Derivative Liability
Balance, December 31, 2011	$—
Initial fair value of debt derivatives at note issuances	182,124
Extinguished derivative liability	—
Mark-to-market at December 31, 2012-Embedded debt derivatives	83,464
Balance, December 31, 2012	$265,589
Initial fair value of debt derivatives at note issuances	860,708
Extinguished derivative liability	(334,082)
Mark-to-market at December 31, 2013-Embedded debt derivatives	(233,667)
Balance, December 31, 2013	$558,548

Net gain for the period included in earnings relating to the liabilities held at December 31, 2013	$233,667

Level 3 Liabilities are comprised of our bifurcated convertible debt features on Companies our convertible notes.